INFORMATION ABOUT COMPONENTS OF EQUITY - Rizobacter Argentina and Insuagro (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Summary financial statements
Current assets	$ 408,668,037	$ 397,114,401
Non-current assets	441,960,310	420,944,757
Total assets	850,628,347	818,059,158
Current liabilities	329,505,846	298,712,534
Non-current liabilities	171,558,140	188,850,517
Total liabilities	501,063,986	487,563,051
Equity attributable to controlling interest	314,008,930	298,594,088
Equity attributable to non-controlling interest	35,555,431	31,902,019
Total equity	349,564,361	330,496,107	$ 158,298,848	$ 90,290,304
Total liabilities and equity	850,628,347	818,059,158
Summary statements of comprehensive income or loss
Revenues	464,782,802	420,056,993	334,843,618
Initial recognition and changes in the fair value of biological assets at the point of harvest	(45,746)	610,554	6,388,030
Cost of sales	(278,221,812)	(235,457,053)	(208,364,095)
Gross margin	186,560,990	184,599,940	126,479,523
Research and development expenses	(17,183,041)	(15,345,315)	(6,947,460)
Selling, general and administrative expenses	(123,690,910)	(113,002,747)	(77,483,812)
Share of profit or loss of joint ventures and associates	4,049,508	1,198,628	1,144,418
Other income	(2,530,882)	1,084,892	(3,280,220)
Operating profit	44,820,596	54,183,965	39,869,926
Profit before income tax	10,035,271	19,105,947	14,063,630
Income tax expense	(3,778,615)	1,068,652	(17,972,534)
Result for the year	6,256,656	20,174,599	(3,908,904)
Foreign exchange differences on translation of foreign operations	(787,116)	678,401	32,635,104
Revaluation of property, plant and equipment, net of tax		(1,282,719)	(4,722,342)
Total comprehensive profit	$ 5,469,302	$ 19,338,750	31,263,346
Rizobacter Argentina S.A.
Summarized financial information
Proportion of ownership interests held by non-controlling interests	20.00%	20.00%
Summary financial statements
Current assets	$ 345,561,483	$ 335,866,177
Non-current assets	98,157,355	89,038,654
Total assets	443,718,838	424,904,831
Current liabilities	258,332,709	232,082,379
Non-current liabilities	69,831,217	93,498,026
Total liabilities	328,163,926	325,580,405
Equity attributable to controlling interest	115,554,674	99,323,049
Equity attributable to non-controlling interest	238	1,377
Total equity	115,554,912	99,324,426
Total liabilities and equity	443,718,838	424,904,831
Summary statements of comprehensive income or loss
Revenues	303,870,411	288,880,411	280,625,028
Initial recognition and changes in the fair value of biological assets at the point of harvest	(2,468,693)	(3,199,885)	3,973,780
Cost of sales	(194,869,433)	(178,970,954)	(176,497,573)
Gross margin	106,532,285	106,709,572	108,101,235
Research and development expenses	(3,341,318)	(3,851,144)	(3,190,439)
Selling, general and administrative expenses	(65,215,877)	(68,580,834)	(59,057,350)
Share of profit or loss of joint ventures and associates	716,168	222,364	611,989
Other income	(947,068)	361,639	113,378
Operating profit	37,744,190	34,861,597	46,578,813
Financial results	(14,275,961)	(25,356,667)	(12,668,145)
Profit before income tax	23,468,229	9,504,930	33,910,668
Income tax expense	(8,216,712)	(3,064,006)	(16,788,853)
Result for the year	15,251,517	6,440,924	17,121,815
Foreign exchange differences on translation of foreign operations	(1,495,976)	1,075,805	1,824,666
Revaluation of property, plant and equipment, net of tax		(1,435,739)	(5,308,610)
Total comprehensive profit	$ 13,755,541	$ 6,080,990	13,637,871
Insumos Agroquimicos S.A.
Summarized financial information
Proportion of ownership interests held by non-controlling interests	38.68%	38.68%
Summary financial statements
Current assets	$ 48,088,212	$ 46,335,283
Non-current assets	5,253,148	2,056,730
Total assets	53,341,360	48,392,013
Current liabilities	45,049,873	39,442,599
Non-current liabilities	293,858	1,242,098
Total liabilities	45,343,731	40,684,697
Total equity	7,997,629	7,707,316
Total liabilities and equity	53,341,360	48,392,013
Summary statements of comprehensive income or loss
Revenues	57,959,538	55,710,643	49,116,626
Cost of sales	(44,575,216)	(42,765,656)	(35,181,813)
Gross margin	13,384,322	12,944,987	13,934,813
Selling, general and administrative expenses	(9,360,140)	(7,931,425)	(7,894,444)
Other income	(9,723)	9,833	159,794
Operating profit	4,014,459	5,023,395	6,200,163
Financial results	(3,223,411)	(2,403,656)	(2,954,581)
Profit before income tax	791,048	2,619,739	3,245,582
Income tax expense	(85,586)	(1,053,372)	(1,421,973)
Result for the year	705,462	1,566,367	1,823,609
Foreign exchange differences on translation of foreign operations			733,029
Revaluation of property, plant and equipment, net of tax		(31,610)
Total comprehensive profit	$ 705,462	$ 1,534,757	$ 2,556,638